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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                AMENDMENT NO. 3
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [X]: Amendment Number  3

This Amendment (Check only one):     [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Jeff Wagner
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Address: First National Trust Company
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         532 Main Street
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         Johnstown, PA 15901
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Form 13F File Number: 028-10633
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kim Craig
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Title: CTRA, President & CEO, Western Region
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Phone: 814-532-3501
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Signature, Place, and Date of Signing:

/s/Kim Craig                          Johnstown, PA                     6/13/06
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[Signature]                           [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.
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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        1

FORM 13F INFORMATION TABLE VALUE TOTAL:             $7,173



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
                                                     FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ------------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

FNB CORP PA                 COM                 302520101     7173   419749 SH       DEFINED                     0        0   419749


 GRAND TOTALS                                                 7173   419749                                      0        0   419749